SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Financial expenses (income), net	$ 2,552	$ 4,235	$ 6,451	$ 8,946
Share-based compensation to employees and service providers	618	5,274	2,924	6,146
Depreciation	617	465	1,154	957
Amortization and impairment of intangible assets	1,299	1,830	2,900	3,657
Consolidated Comprehensive loss	11,711	29,121	32,239	51,984
Licensing revenues			2,000
Commercial Operations
Disclosure of operating segments [line items]
Adjusted EBITDA	(2,913)	(5,471)	(12,190)	(10,482)
Research and Development
Disclosure of operating segments [line items]
Adjusted EBITDA	$ (3,712)	$ (11,846)	$ (6,620)	$ (21,797)